Costs and expenses by nature Additional Information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Attribution of expenses by nature to their function [line items]
Depreciation and amortization		R$ 51,474	R$ 62,445	[1]	R$ 56,284	[1]
Impairment losses	[2]		51,022		33,537
Cost of services
Attribution of expenses by nature to their function [line items]
Depreciation and amortization		36,757	24,857		20,472
Impairment losses			186
General and administrative expenses
Attribution of expenses by nature to their function [line items]
Depreciation and amortization		11,463	12,721		10,945
Impairment losses			43,200		33,537
Selling expenses
Attribution of expenses by nature to their function [line items]
Depreciation and amortization		R$ 3,255	24,867		R$ 24,867
Impairment losses			R$ 7,636

[1]	From the total depreciation and amortization, R$ 36,757 (2019 - R$ 24,857, 2018 — R$ 20,472) relates Cost of services, R$ 11,463 (2019 - R$ 12,721, 2018 — R$ 10,945) relates to General and administrative expenses and R$ 3,255 (2019 - R$ 24,867, 2018 — R$ 24,867) relates to Selling expenses.
[2]	The impairment losses occurred in 2019 due to the excess of the undergraduate presential segment's carrying amount over its respective recoverable amount, firstly allocated to segment's goodwill and the remainder proportionally allocated to other intangible assets. From the total impairment losses occurred in the year of 2019, R$ 186 relates to Cost of services, R$ 43,200 (2018 — R$ 33,537) relates to General and administrative expenses and R$ 7,636 relates to Selling expenses